Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value, Measurements from Brokers or Third Party Pricing Services
Table 17.1 presents unadjusted fair value measurements provided by brokers or third-party pricing services by fair value hierarchy level . Fair value measurements obtained from brokers or third-party pricing services that we have adjusted to determine the fair value recorded in our financial statements are excluded from Table 17.1.

Table 17.1: Fair Value Measurements by Brokers or Third-Party Pricing Services

	Brokers			Third-party pricing services
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
December 31, 2017
Trading assets	$—	—	—	926	215	—
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	—	—	—	3,389	2,930	—
Securities of U.S. states and political subdivisions	—	—	—	—	50,401	49
Mortgage-backed securities	—	33	—	—	168,948	75
Other debt securities (1)	—	307	1,158	—	44,465	22
Total debt securities	—	340	1,158	3,389	266,744	146
Total marketable equity securities	—	—	—	—	227	—
Total available-for-sale securities	—	340	1,158	3,389	266,971	146
Derivative assets	—	—	—	19	—	—
Derivative liabilities	—	—	—	(19)	—	—
Other liabilities (2)	—	—	—	—	—	—
December 31, 2016
Trading assets	$—	—	—	899	60	—
Available-for-sale securities:
Securities of U.S. Treasury and federal agencies	—	—	—	22,870	2,949	—
Securities of U.S. states and political subdivisions	—	—	—	—	49,837	208
Mortgage-backed securities	—	171	—	—	176,923	92
Other debt securities (1)	—	450	968	—	49,162	54
Total debt securities	—	621	968	22,870	278,871	354
Total marketable equity securities	—	—	—	—	358	—
Total available-for-sale securities	—	621	968	22,870	279,229	354
Derivative assets	—	—	—	22	—	—
Derivative liabilities	—	—	—	(109)	(1)	—
Other liabilities (2)	—	—	—	—	—	—

(1)	Includes corporate debt securities, collateralized loan and other debt obligations, asset-backed securities, and other debt securities.

(2)	Includes short sale liabilities and other liabilities.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis
Table 17.2 presents the balances of assets and liabilities recorded at fair value on a recurring basis.

Table 17.2: Fair Value on a Recurring Basis

(in millions)	Level 1	Level 2	Level 3		Netting		Total
December 31, 2017
Trading assets
Securities of U.S. Treasury and federal agencies	$12,491	2,383	—		—		14,874
Securities of U.S. states and political subdivisions	—	3,732	3		—		3,735
Collateralized loan obligations	—	565	354		—		919
Corporate debt securities	—	11,760	31		—		11,791
Mortgage-backed securities	—	25,273	—		—		25,273
Asset-backed securities	—	993	—		—		993
Equity securities	33,480	210	—		—		33,690
Total trading securities (1)	45,971	44,916	388		—		91,275
Other trading assets	—	1,021	33		—		1,054
Total trading assets	45,971	45,937	421		—		92,329
Securities of U.S. Treasury and federal agencies	3,389	2,930	—		—		6,319
Securities of U.S. states and political subdivisions	—	50,401	925		—		51,326
Mortgage-backed securities:
Federal agencies	—	160,219	—		—		160,219
Residential	—	4,607	1		—		4,608
Commercial	—	4,490	75		—		4,565
Total mortgage-backed securities	—	169,316	76		—		169,392
Corporate debt securities	56	7,203	407		—		7,666
Collateralized loan and other debt obligations (2)	—	35,036	1,020		—		36,056
Asset-backed securities:
Automobile loans and leases	—	553	—		—		553
Home equity loans	—	149	—		—		149
Other asset-backed securities	—	4,380	566		—		4,946
Total asset-backed securities	—	5,082	566		—		5,648
Other debt securities	—	—	—		—		—
Total debt securities	3,445	269,968	2,994	(3)	—		276,407
Marketable equity securities:
Perpetual preferred securities	131	227	—		—		358
Other marketable equity securities	320	—	—		—		320
Total marketable equity securities	451	227	—		—		678
Total available-for-sale securities	3,896	270,195	2,994		—		277,085
Mortgages held for sale	—	15,118	998		—		16,116
Loans	—	—	376		—		376
Mortgage servicing rights (residential)	—	—	13,625		—		13,625
Derivative assets:
Interest rate contracts	17	17,479	134		—		17,630
Commodity contracts	—	2,318	36		—		2,354
Equity contracts	1,698	3,970	1,339		—		7,007
Foreign exchange contracts	19	8,944	10		—		8,973
Credit contracts	—	269	122		—		391
Netting	—	—	—		(24,127)	(4)	(24,127)
Total derivative assets	1,734	32,980	1,641		(24,127)		12,228
Other assets – excluding nonmarketable equity investments at NAV	—	46	4,821		—		4,867
Total assets included in the fair value hierarchy	$51,601	364,276	24,876		(24,127)		416,626
Other assets – nonmarketable equity investments at NAV (5)							—
Total assets recorded at fair value							416,626
Derivative liabilities:
Interest rate contracts	$(17)	(15,392)	(63)		—		(15,472)
Commodity contracts	—	(1,318)	(17)		—		(1,335)
Equity contracts	(1,313)	(5,338)	(1,850)		—		(8,501)
Foreign exchange contracts	(19)	(8,546)	(3)		—		(8,568)
Credit contracts	—	(336)	(86)		—		(422)
Other derivative contracts	—	—	—		—		—
Netting	—	—	—		25,502	(4)	25,502
Total derivative liabilities	(1,349)	(30,930)	(2,019)		25,502		(8,796)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(10,420)	(568)	—		—		(10,988)
Corporate debt securities	—	(4,986)	—		—		(4,986)
Equity securities	(2,168)	(45)	—		—		(2,213)
Other securities	—	(285)	—		—		(285)
Total short sale liabilities	(12,588)	(5,884)	—		—		(18,472)
Other liabilities	—	—	(3)		—		(3)
Total liabilities recorded at fair value	$(13,937)	(36,814)	(2,022)		25,502		(27,271)

(1)	Net gains from trading activities recognized in the income statement for the year ended December 31, 2017, include $2.1 billion in net unrealized gains on trading securities held at December 31, 2017.

(2)	Includes collateralized debt obligations of $1.0 billion.

(3)
Balance primarily consists of securities that are investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.

(4)	Represents balance sheet netting of derivative asset and liability balances and related cash collateral. See Note 16 (Derivatives) for additional information.

(5)	Consists of certain nonmarketable equity investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

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(in millions)	Level 1	Level 2	Level 3		Netting		Total
December 31, 2016
Trading assets
Securities of U.S. Treasury and federal agencies	$14,950	2,710	—		—		17,660
Securities of U.S. states and political subdivisions	—	2,910	3		—		2,913
Collateralized loan obligations	—	501	309		—		810
Corporate debt securities	—	9,481	34		—		9,515
Mortgage-backed securities	—	20,254	—		—		20,254
Asset-backed securities	—	1,128	—		—		1,128
Equity securities	20,462	290	—		—		20,752
Total trading securities (1)	35,412	37,274	346		—		73,032
Other trading assets	—	1,337	28		—		1,365
Total trading assets	35,412	38,611	374		—		74,397
Securities of U.S. Treasury and federal agencies	22,870	2,949	—		—		25,819
Securities of U.S. states and political subdivisions	—	49,961	1,140	(2)	—		51,101
Mortgage-backed securities:
Federal agencies	—	161,230	—		—		161,230
Residential	—	7,815	1		—		7,816
Commercial	—	8,411	91		—		8,502
Total mortgage-backed securities	—	177,456	92		—		177,548
Corporate debt securities	58	10,967	432		—		11,457
Collateralized loan and other debt obligations (3)	—	34,141	879	(2)	—		35,020
Asset-backed securities:
Automobile loans and leases	—	9	—		—		9
Home equity loans	—	327	—		—		327
Other asset-backed securities	—	4,909	962	(2)	—		5,871
Total asset-backed securities	—	5,245	962		—		6,207
Other debt securities	—	1	—		—		1
Total debt securities	22,928	280,720	3,505		—		307,153
Marketable equity securities:
Perpetual preferred securities	112	357	—		—		469
Other marketable equity securities	741	1	—		—		742
Total marketable equity securities	853	358	—		—		1,211
Total available-for-sale securities	23,781	281,078	3,505		—		308,364
Mortgages held for sale	—	21,057	985		—		22,042
Loans	—	—	758		—		758
Mortgage servicing rights (residential)	—	—	12,959		—		12,959
Derivative assets:
Interest rate contracts	44	64,986	238		—		65,268
Commodity contracts	—	3,020	37		—		3,057
Equity contracts	1,314	2,997	1,047		—		5,358
Foreign exchange contracts	22	10,843	29		—		10,894
Credit contracts	—	280	272		—		552
Netting	—	—	—		(70,631)	(4)	(70,631)
Total derivative assets	1,380	82,126	1,623		(70,631)		14,498
Other assets – excluding nonmarketable equity investments at NAV	—	16	3,259		—		3,275
Total assets included in the fair value hierarchy	$60,573	422,888	23,463		(70,631)		436,293
Other assets – nonmarketable equity investments at NAV (5)							—
Total assets recorded at fair value							436,293
Derivative liabilities:
Interest rate contracts	$(45)	(65,047)	(117)		—		(65,209)
Commodity contracts	—	(2,537)	(14)		—		(2,551)
Equity contracts	(919)	(3,879)	(1,314)		—		(6,112)
Foreign exchange contracts	(109)	(12,616)	(17)		—		(12,742)
Credit contracts	—	(332)	(195)		—		(527)
Other derivative contracts	—	—	(47)		—		(47)
Netting	—	—	—		72,696	(4)	72,696
Total derivative liabilities	(1,073)	(84,411)	(1,704)		72,696		(14,492)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(9,722)	(701)	—		—		(10,423)
Corporate debt securities	—	(4,063)	—		—		(4,063)
Equity securities	(1,795)	—	—		—		(1,795)
Other securities	—	(98)	—		—		(98)
Total short sale liabilities	(11,517)	(4,862)	—		—		(16,379)
Other liabilities	—	—	(4)		—		(4)
Total liabilities recorded at fair value	$(12,590)	(89,273)	(1,708)		72,696		(30,875)

(1)	Net gains from trading activities recognized in the income statement for the year ended December 31, 2016, include $820 million in net unrealized gains on trading securities held at December 31, 2016.

(2)
Balances consist of securities that are mostly investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.

(3)	Includes collateralized debt obligations of $847 million.

(4)	Represents balance sheet netting of derivative asset and liability balances and related cash collateral. See Note 16 (Derivatives) for additional information.

(5)	Consists of certain nonmarketable equity investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

Fair Value, Transfers Between Fair Value Levels
Transfers into and out of Level 1, Level 2, and Level 3 are provided within Table 17.3 for the periods presented. The amounts reported as transfers represent the fair value as of the beginning of the quarter in which the transfer occurred.

Table 17.3: Transfers Between Fair Value Levels

	Transfers Between Fair Value Levels
	Level 1		Level 2		Level 3 (1)
(in millions)	In	Out	In	Out	In	Out	Total
Year ended December 31, 2017
Trading assets	$—	—	22	(40)	40	(22)	—
Available-for-sale securities	—	—	1,334	(5)	5	(1,334)	—
Mortgages held for sale	—	—	10	(134)	134	(10)	—
Other assets	—	—	—	(1)	1	—	—
Net derivative assets and liabilities (2)	—	—	(43)	51	(51)	43	—
Short sale liabilities	—	—	—	—	—	—	—
Total transfers	$—	—	1,323	(129)	129	(1,323)	—
Year ended December 31, 2016
Trading assets	$55	(48)	61	(56)	1	(13)	—
Available-for-sale securities	—	—	481	(80)	80	(481)	—
Mortgages held for sale	—	—	17	(98)	98	(17)	—
Other assets	—	—	—	—	—	—	—
Net derivative assets and liabilities (2)	—	—	(51)	(41)	41	51	—
Short sale liabilities	(1)	1	(1)	1	—	—	—
Total transfers	$54	(47)	507	(274)	220	(460)	—
Year ended December 31, 2015
Trading assets	$15	(9)	103	(28)	13	(94)	—
Available-for-sale securities (3)	—	—	76	(8)	8	(76)	—
Mortgages held for sale	—	—	471	(194)	194	(471)	—
Other assets	—	—	—	—	—	—	—
Net derivative assets and liabilities (2)	—	—	48	15	(15)	(48)	—
Short sale liabilities	(1)	1	(1)	1	—	—	—
Total transfers	$14	(8)	697	(214)	200	(689)	—

(1)	All transfers in and out of Level 3 are disclosed within the recurring Level 3 rollforward tables in this Note.

(2)	Includes transfers of net derivative assets and net derivative liabilities between levels due to changes in observable market data.

(3)
Transfers out of Level 3 exclude $640 million in auction rate perpetual preferred equity securities that were transferred in second quarter 2015 from available-for-sale securities to nonmarketable equity investments in other assets. See Note 7 (Premises, Equipment, Lease Commitments and Other Assets) for additional information.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Level 3 Reconciliation
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2016, are presented in Table 17.6.

Table 17.6: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2016

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3	Transfers out of Level 3	Balance, end of period		(2)
Year ended December 31, 2016
Trading assets:
Securities of U.S. states and political subdivisions	$8	—	—	(5)	—	—	3	—
Collateralized loan obligations	343	(38)	—	15	—	(11)	309	(42)
Corporate debt securities	56	(7)	—	(13)	—	(2)	34	—
Mortgage-backed securities	—	—	—	—	—	—	—	—
Asset-backed securities	—	—	—	—	—	—	—	—
Equity securities	—	—	—	(1)	1	—	—	—
Total trading securities	407	(45)	—	(4)	1	(13)	346	(42)
Other trading assets	34	(6)	—	—	—	—	28	1
Total trading assets	441	(51)	—	(4)	1	(13)	374	(41)	(3)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	1,500	6	(25)	60	80	(481)	1,140	—
Mortgage-backed securities:
Residential	1	—	—	—	—	—	1	—
Commercial	73	—	1	17	—	—	91	(1)
Total mortgage-backed securities	74	—	1	17	—	—	92	(1)
Corporate debt securities	405	21	35	(29)	—	—	432	(2)
Collateralized loan and other debt obligations	565	50	(1)	265	—	—	879	—
Asset-backed securities:
Automobile loans and leases	—	—	—	—	—	—	—	—
Home equity loans	—	—	—	—	—	—	—	—
Other asset-backed securities	1,182	2	(8)	(214)	—	—	962	(4)
Total asset-backed securities	1,182	2	(8)	(214)	—	—	962	(4)
Total debt securities	3,726	79	2	99	80	(481)	3,505	(7)	(4)
Marketable equity securities:
Perpetual preferred securities	—	—	—	—	—	—	—	—
Other marketable equity securities	—	—	—	—	—	—	—	—
Total marketable equity securities	—	—	—	—	—	—	—	—	(5)
Total available-for-sale securities	3,726	79	2	99	80	(481)	3,505	(7)
Mortgages held for sale	1,082	(19)	—	(159)	98	(17)	985	(24)	(6)
Loans	5,316	(59)	—	(4,499)	—	—	758	(24)	(6)
Mortgage servicing rights (residential) (7)	12,415	(1,595)	—	2,139	—	—	12,959	565	(6)
Net derivative assets and liabilities:
Interest rate contracts	288	843	—	(1,003)	—	(7)	121	170
Commodity contracts	12	10	—	(2)	4	(1)	23	11
Equity contracts	(111)	(80)	—	(156)	21	59	(267)	(176)
Foreign exchange contracts	—	(3)	—	(1)	16	—	12	(4)
Credit contracts	(3)	31	—	49	—	—	77	26
Other derivative contracts	(58)	11	—	—	—	—	(47)	11
Total derivative contracts	128	812	—	(1,113)	41	51	(81)	38	(8)
Other assets	3,065	(30)	—	224	—	—	3,259	(30)	(5)
Short sale liabilities	—	—	—	—	—	—	—	—	(3)
Other liabilities	(30)	1	—	25	—	—	(4)	—	(6)

(1)	See Table 17.7 for detail.

(2)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(3)	Included in net gains (losses) from trading activities and other noninterest income in the income statement.

(4)	Included in net gains (losses) from debt securities in the income statement.

(5)	Included in net gains (losses) from equity investments in the income statement.

(6)	Included in mortgage banking and other noninterest income in the income statement.

(7)	For more information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).

(8)	Included in mortgage banking, trading activities, equity investments and other noninterest income in the income statement.
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2015 are presented in Table 17.8.

Table 17.8: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2015

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3	Transfers out of Level 3	Balance, end of period		(2)
Year ended December 31, 2015
Trading assets:
Securities of U.S. states and political subdivisions	$7	—	—	1	—	—	8	—
Collateralized loan obligations	445	8	—	(110)	—	—	343	(28)
Corporate debt securities	54	2	—	—	12	(12)	56	(2)
Mortgage-backed securities	—	1	—	(1)	—	—	—	1
Asset-backed securities	79	16	—	(14)	—	(81)	—	—
Equity securities	10	1	—	(11)		—	—	—
Total trading securities	595	28	—	(135)	12	(93)	407	(29)
Other trading assets	55	3	—	(24)	1	(1)	34	(14)
Total trading assets	650	31	—	(159)	13	(94)	441	(43)	(3)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	2,277	6	(16)	(691)	—	(76)	1,500	(5)
Mortgage-backed securities:
Residential	24	5	(6)	(22)	—	—	1	—
Commercial	109	12	(18)	(30)	—	—	73	(2)
Total mortgage-backed securities	133	17	(24)	(52)	—	—	74	(2)
Corporate debt securities	252	12	(46)	179	8	—	405	(32)
Collateralized loan and other debt obligations	1,087	218	(169)	(571)	—	—	565	—
Asset-backed securities:
Automobile loans and leases	245	—	19	(264)	—	—	—	—
Home equity loans	—	—	—	—	—	—	—	—
Other asset-backed securities	1,372	2	(13)	(179)	—	—	1,182	(1)
Total asset-backed securities	1,617	2	6	(443)	—	—	1,182	(1)
Total debt securities	5,366	255	(249)	(1,578)	8	(76)	3,726	(40)	(4)
Marketable equity securities:
Perpetual preferred securities	663	3	(2)	(24)	—	(640)	—	—
Other marketable equity securities	—	—	—	—	—	—	—	—
Total marketable equity securities	663	3	(2)	(24)	—	(640)	—	—	(5)
Total available-for-sale securities	6,029	258	(251)	(1,602)	8	(716)	3,726	(40)
Mortgages held for sale	2,313	23	—	(977)	194	(471)	1,082	(23)	(6)
Loans	5,788	(128)	—	(344)	—	—	5,316	(117)	(6)
Mortgage servicing rights (residential) (7)	12,738	(1,870)	—	1,547	—	—	12,415	214	(6)
Net derivative assets and liabilities:
Interest rate contracts	293	1,132	—	(1,137)	—	—	288	97
Commodity contracts	1	7	—	6	(2)	—	12	10
Equity contracts	(84)	116	—	(82)	(13)	(48)	(111)	74
Foreign exchange contracts	—	—	—	—	—	—	—	—
Credit contracts	(189)	19	—	167	—	—	(3)	10
Other derivative contracts	(44)	(15)	—	1	—	—	(58)	(15)
Total derivative contracts	(23)	1,259	—	(1,045)	(15)	(48)	128	176	(8)
Other assets	2,512	456	—	97	—	—	3,065	457	(5)
Short sale liabilities	(6)	—	—	6	—	—	—	—	(3)
Other liabilities	(28)	(13)	—	11	—	—	(30)	—	(6)

(1)	See Table 17.9 for detail.

(2)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(3)	Included in net gains (losses) from trading activities and other noninterest income in the income statement.

(4)	Included in net gains (losses) from debt securities in the income statement.

(5)	Included in net gains (losses) from equity investments in the income statement.

(6)	Included in mortgage banking and other noninterest income in the income statement.

(7)	For more information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).

(8)	Included in mortgage banking, trading activities, equity investments and other noninterest income in the income statement.
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2017, are presented in Table 17.4.

Table 17.4: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2017

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3	Transfers out of Level 3	Balance, end of period		(2)
Year ended December 31, 2017
Trading assets:
Securities of U.S. states and political subdivisions	$3	—	—	—	—	—	3	—
Collateralized loan obligations	309	3	—	42	—	—	354	(13)
Corporate debt securities	34	2	—	(7)	6	(4)	31	2
Mortgage-backed securities	—	—	—	—	—	—	—	—
Asset-backed securities	—	—	—	—	—	—	—	—
Equity securities	—	—	—	—	—	—	—	—
Total trading securities	346	5	—	35	6	(4)	388	(11)
Other trading assets	28	(8)	—	(3)	34	(18)	33	(4)
Total trading assets	374	(3)	—	32	40	(22)	421	(15)	(3)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	1,140	4	5	1,105	5	(1,334)	925	—
Mortgage-backed securities:
Residential	1	—	—	—	—	—	1	—
Commercial	91	(4)	—	(12)	—	—	75	(11)
Total mortgage-backed securities	92	(4)	—	(12)	—	—	76	(11)
Corporate debt securities	432	(1)	23	(47)	—	—	407	—
Collateralized loan and other debt obligations	879	22	103	16	—	—	1,020	—
Asset-backed securities:
Automobile loans and leases	—	—	—	—	—	—	—	—
Home equity loans	—	—	—	—	—	—	—	—
Other asset-backed securities	962	1	3	(400)	—	—	566	—
Total asset-backed securities	962	1	3	(400)	—	—	566	—
Total debt securities	3,505	22	134	662	5	(1,334)	2,994	(11)	(4)
Marketable equity securities:
Perpetual preferred securities	—	—	—	—	—	—	—	—
Other marketable equity securities	—	—	—	—	—	—	—	—
Total marketable equity securities	—	—	—	—	—	—	—	—	(5)
Total available-for-sale securities	3,505	22	134	662	5	(1,334)	2,994	(11)
Mortgages held for sale	985	(36)	—	(75)	134	(10)	998	(34)	(6)
Loans	758	(6)	—	(376)	—	—	376	(12)	(6)
Mortgage servicing rights (residential) (7)	12,959	(2,115)	—	2,781	—	—	13,625	(126)	(6)
Net derivative assets and liabilities:
Interest rate contracts	121	604	—	(654)	—	—	71	(52)
Commodity contracts	23	(17)	—	13	2	(2)	19	15
Equity contracts	(267)	(199)	—	(37)	(53)	45	(511)	(259)
Foreign exchange contracts	12	(5)	—	—	—	—	7	6
Credit contracts	77	24	—	(65)	—	—	36	(62)
Other derivative contracts	(47)	27	—	20	—	—	—	—
Total derivative contracts	(81)	434	—	(723)	(51)	43	(378)	(352)	(8)
Other assets	3,259	1,563	—	(2)	1	—	4,821	1,569	(5)
Short sale liabilities	—	—	—	—	—	—	—	—	(3)
Other liabilities	(4)	1	—	—	—	—	(3)	—	(6)

(1)	See Table 17.5 for detail.

(2)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(3)	Included in net gains (losses) from trading activities and other noninterest income in the income statement.

(4)	Included in net gains (losses) from debt securities in the income statement.

(5)	Included in net gains (losses) from equity investments in the income statement.

(6)	Included in mortgage banking and other noninterest income in the income statement.

(7)	For more information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).

(8)	Included in mortgage banking, trading activities, equity investments and other noninterest income in the income statement.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Level 3 Reconciliation Detail
Table 17.9 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2015.

Table 17.9: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2015

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2015
Trading assets:
Securities of U.S. states and political subdivisions	$4	(2)	—	(1)	1
Collateralized loan obligations	1,093	(1,203)	—	—	(110)
Corporate debt securities	45	(45)	—	—	—
Mortgage-backed securities	—	(1)	—	—	(1)
Asset-backed securities	—	(5)	—	(9)	(14)
Equity securities	—	—	—	(11)	(11)
Total trading securities	1,142	(1,256)	—	(21)	(135)
Other trading assets	4	(27)	—	(1)	(24)
Total trading assets	1,146	(1,283)	—	(22)	(159)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	—	(65)	555	(1,181)	(691)
Mortgage-backed securities:
Residential	—	(22)	—	—	(22)
Commercial	—	(8)	—	(22)	(30)
Total mortgage-backed securities	—	(30)	—	(22)	(52)
Corporate debt securities	200	(11)	—	(10)	179
Collateralized loan and other debt obligations	109	(325)	—	(355)	(571)
Asset-backed securities:
Automobile loans and leases	—	—	—	(264)	(264)
Home equity loans	—	—	—	—	—
Other asset-backed securities	141	(1)	274	(593)	(179)
Total asset-backed securities	141	(1)	274	(857)	(443)
Total debt securities	450	(432)	829	(2,425)	(1,578)
Marketable equity securities:
Perpetual preferred securities	—	—	—	(24)	(24)
Other marketable equity securities	—	—	—	—	—
Total marketable equity securities	—	—	—	(24)	(24)
Total available-for-sale securities	450	(432)	829	(2,449)	(1,602)
Mortgages held for sale	202	(1,605)	777	(351)	(977)
Loans	72	—	379	(795)	(344)
Mortgage servicing rights (residential) (1)	—	(3)	1,556	(6)	1,547
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(1,137)	(1,137)
Commodity contracts	—	—	—	6	6
Equity contracts	15	(103)	—	6	(82)
Foreign exchange contracts	—	—	—	—	—
Credit contracts	12	(3)	—	158	167
Other derivative contracts	—	—	—	1	1
Total derivative contracts	27	(106)	—	(966)	(1,045)
Other assets	97	—	—	—	97
Short sale liabilities	21	(15)	—	—	6
Other liabilities	—	—	—	11	11

(1)	For more information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).
Table 17.5 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2017.

Table 17.5: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2017

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2017
Trading assets:
Securities of U.S. states and political subdivisions	$37	(36)	—	(1)	—
Collateralized loan obligations	439	(250)	—	(147)	42
Corporate debt securities	25	(32)	—	—	(7)
Mortgage-backed securities	—	—	—	—	—
Asset-backed securities	—	—	—	—	—
Equity securities	—	—	—	—	—
Total trading securities	501	(318)	—	(148)	35
Other trading assets	—	(2)	—	(1)	(3)
Total trading assets	501	(320)	—	(149)	32
Available-for-sale securities:
Securities of U.S. states and political subdivisions	—	(68)	1,369	(196)	1,105
Mortgage-backed securities:
Residential	—	—	—	—	—
Commercial	—	—	—	(12)	(12)
Total mortgage-backed securities	—	—	—	(12)	(12)
Corporate debt securities	14	(4)	—	(57)	(47)
Collateralized loan and other debt obligations	135	—	—	(119)	16
Asset-backed securities:
Automobile loans and leases	—	—	—	—	—
Home equity loans	—	—	—	—	—
Other asset-backed securities	—	—	211	(611)	(400)
Total asset-backed securities	—	—	211	(611)	(400)
Total debt securities	149	(72)	1,580	(995)	662
Marketable equity securities:
Perpetual preferred securities	—	—	—	—	—
Other marketable equity securities	—	—	—	—	—
Total marketable equity securities	—	—	—	—	—
Total available-for-sale securities	149	(72)	1,580	(995)	662
Mortgages held for sale	79	(485)	489	(158)	(75)
Loans	6	(129)	19	(272)	(376)
Mortgage servicing rights (residential) (1)	541	(24)	2,263	1	2,781
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(654)	(654)
Commodity contracts	—	—	—	13	13
Equity contracts	—	(118)	—	81	(37)
Foreign exchange contracts	—	—	—	—	—
Credit contracts	6	(3)	—	(68)	(65)
Other derivative contracts	—	—	—	20	20
Total derivative contracts	6	(121)	—	(608)	(723)
Other assets	—	(2)	—	—	(2)
Short sale liabilities	3	(3)	—	—	—
Other liabilities	—	—	—	—	—

(1)	For more information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).
Table 17.7 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2016.

Table 17.7: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2016

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2016
Trading assets:
Securities of U.S. states and political subdivisions	$2	(2)	—	(5)	(5)
Collateralized loan obligations	372	(357)	—	—	15
Corporate debt securities	37	(50)	—	—	(13)
Mortgage-backed securities	—	—	—	—	—
Asset-backed securities	—	—	—	—	—
Equity securities	—	(1)	—	—	(1)
Total trading securities	411	(410)	—	(5)	(4)
Other trading assets	—	—	—	—	—
Total trading assets	411	(410)	—	(5)	(4)
Available-for-sale securities:
Securities of U.S. states and political subdivisions	28	(24)	547	(491)	60
Mortgage-backed securities:
Residential	—	—	—	—	—
Commercial	22	—	—	(5)	17
Total mortgage-backed securities	22	—	—	(5)	17
Corporate debt securities	36	(12)	—	(53)	(29)
Collateralized loan and other debt obligations	618	(54)	—	(299)	265
Asset-backed securities:
Automobile loans and leases	—	—	—	—	—
Home equity loans	—	—	—	—	—
Other asset-backed securities	50	(28)	235	(471)	(214)
Total asset-backed securities	50	(28)	235	(471)	(214)
Total debt securities	754	(118)	782	(1,319)	99
Marketable equity securities:
Perpetual preferred securities	—	—	—	—	—
Other marketable equity securities	—	—	—	—	—
Total marketable equity securities	—	—	—	—	—
Total available-for-sale securities	754	(118)	782	(1,319)	99
Mortgages held for sale	87	(618)	565	(193)	(159)
Loans	21	(3,791)	302	(1,031)	(4,499)
Mortgage servicing rights (residential) (1)	—	(66)	2,204	1	2,139
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(1,003)	(1,003)
Commodity contracts	—	—	—	(2)	(2)
Equity contracts	29	(147)	—	(38)	(156)
Foreign exchange contracts	—	—	—	(1)	(1)
Credit contracts	7	(4)	—	46	49
Other derivative contracts	—	—	—	—	—
Total derivative contracts	36	(151)	—	(998)	(1,113)
Other assets	225	—	—	(1)	224
Short sale liabilities	—	—	—	—	—
Other liabilities	—	—	—	25	25

(1)	For more information on the changes in mortgage servicing rights, see Note 9 (Mortgage Banking Activities).

Fair Value, Assets and Liabilities Measured on Recurring Basis, Quantative Information about Valuation Techniques and Unobservable Inputs
Table 17.10 and Table 17.11 provide quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of substantially all of our Level 3 assets and liabilities measured at fair value on a recurring basis for which we use an internal model.
The significant unobservable inputs for Level 3 assets and liabilities that are valued using fair values obtained from third party vendors are not included in the table, as the specific inputs applied are not provided by the vendor (see discussion regarding vendor-developed valuations within the “Level 3 Asset and Liability Valuation Processes” section previously within this Note). In addition, the table excludes the valuation techniques and significant unobservable inputs for certain classes of Level 3 assets and liabilities measured using an internal model that we consider, both individually and in the aggregate, insignificant relative to our overall Level 3 assets and liabilities. We made this determination based upon an evaluation of each class, which considered the magnitude of the positions, nature of the unobservable inputs and potential for significant changes in fair value due to changes in those inputs.
Table 17.10: Valuation Techniques – Recurring Basis – 2017

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique(s)	Significant Unobservable Input	Range of Inputs				Weighted Average (1)
December 31, 2017
Trading and available-for-sale securities:
Securities of U.S. states and political subdivisions:
Government, healthcare and other revenue bonds	$868		Discounted cash flow	Discount rate	1.7	-	5.8%		2.7
Other municipal bonds	11		Discounted cash flow	Discount rate	4.7	-	4.9		4.8
	49		Vendor priced
Collateralized loan and other debt obligations (2)	354		Market comparable pricing	Comparability adjustment	(22.0)	-	19.5		3.0
	1,020		Vendor priced
Asset-backed securities:
Diversified payment rights (3)	292		Discounted cash flow	Discount rate	2.4	-	3.9		3.1
Other commercial and consumer	248	(4)	Discounted cash flow	Discount rate	3.7	-	5.2		3.9
				Weighted average life	2.0	-	2.3	yrs	2.1
	26		Vendor priced
Mortgages held for sale (residential)	974		Discounted cash flow	Default rate	0.0	-	7.1%		1.3
				Discount rate	2.6	-	7.3		5.6
				Loss severity	0.1	-	41.4		19.6
				Prepayment rate	6.5	-	15.9		9.1
	24		Market comparable pricing	Comparability adjustment	(56.3)	-	(6.3)		(42.7)
Loans	376	(5)	Discounted cash flow	Discount rate	3.1	-	7.5		4.2
				Prepayment rate	8.7	-	100.0		91.9
				Loss severity	0.0	-	33.9		6.6
Mortgage servicing rights (residential)	13,625		Discounted cash flow	Cost to service per loan (6)	$78	-	587		143
				Discount rate	6.6	-	12.9%		6.9
				Prepayment rate (7)	9.7	-	20.5		10.5
Net derivative assets and (liabilities):
Interest rate contracts	54		Discounted cash flow	Default rate	0.0	-	5.0		2.1
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	2.8	-	12.5		10.5
Interest rate contracts: derivative loan commitments	17		Discounted cash flow	Fall-out factor	1.0	-	99.0		15.2
				Initial-value servicing	(59.9)	-	101.1	bps	2.7
Equity contracts	102		Discounted cash flow	Conversion factor	(9.7)	-	0.0%		(7.6)
				Weighted average life	0.5	-	3.0	yrs	1.6
	(613)		Option model	Correlation factor	(77.0)	-	98.0%		24.2
				Volatility factor	5.7	-	95.5		19.2
Credit contracts	(3)		Market comparable pricing	Comparability adjustment	(29.9)	-	17.3		(0.2)
	39		Option model	Credit spread	0.0	-	63.7		1.3
				Loss severity	13.0	-	60.0		50.7
Other assets: nonmarketable equity investments	8		Discounted cash flow	Discount rate	10.0	-	10.0		10.0
				Volatility Factor	0.5		1.9		1.4
	4,813		Market comparable pricing	Comparability adjustment	(21.1)	-	(5.5)		(15.0)

Insignificant Level 3 assets, net of liabilities	570	(8)
Total level 3 assets, net of liabilities	$22,854	(9)

(1)	Weighted averages are calculated using outstanding unpaid principal balance for cash instruments, such as loans and securities, and notional amounts for derivative instruments.

(2)	Includes $1.0 billion of collateralized debt obligations.

(3)	Securities backed by specified sources of current and future receivables generated from foreign originators.

(4)	A significant portion of the balance consists of investments in asset-backed securities that are revolving in nature, for which the timing of advances and repayments of principal are uncertain.

(5)	Consists of reverse mortgage loans.

(6)	The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $78 - $252.

(7)	Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

(8)
Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes corporate debt securities, mortgage-backed securities, other trading assets, other liabilities and certain net derivative assets and liabilities, such as commodity contracts, foreign exchange contracts, and other derivative contracts.

(9)	Consists of total Level 3 assets of $24.9 billion and total Level 3 liabilities of $2.0 billion, before netting of derivative balances.

Table 17.11: Valuation Techniques – Recurring Basis – 2016

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique(s)	Significant Unobservable Input	Range of Inputs			Weighted Average (1)
December 31, 2016
Trading and available-for-sale securities:
Securities of U.S. states and political subdivisions:
Government, healthcare and other revenue bonds	$906		Discounted cash flow	Discount rate	1.1	-	5.6%		2.0
Other municipal bonds	29		Discounted cash flow	Discount rate	3.7	-	4.9		4.5
				Weighted average life	3.6	-	3.6	yrs	3.6
	208		Vendor priced
Collateralized loan and other debt obligations (2)	309		Market comparable pricing	Comparability adjustment	(15.5)	-	20.3%		2.9
	879		Vendor priced
Asset-backed securities:
Diversified payment rights (3)	443		Discounted cash flow	Discount rate	1.9	-	4.8		3.3
Other commercial and consumer	492	(4)	Discounted cash flow	Discount rate	3.0	-	4.6		3.9
				Weighted average life	0.8	-	4.2	yrs	2.9
	27		Vendor priced
Mortgages held for sale (residential)	955		Discounted cash flow	Default rate	0.5	-	7.9%		1.9
				Discount rate	1.1	-	6.9		5.1
				Loss severity	0.1	-	42.5		26.9
				Prepayment rate	6.3	-	17.1		10.0
	30		Market comparable pricing	Comparability adjustment	(53.3)	-	0.0		(37.8)
Loans	758	(5)	Discounted cash flow	Discount rate	0.0	-	3.9		0.6
				Prepayment rate	0.4	-	100.0		83.7
				Utilization rate	0.0	-	0.8		0.1
Mortgage servicing rights (residential)	12,959		Discounted cash flow	Cost to service per loan (6)	$79	-	598		155
				Discount rate	6.5	-	18.4%		6.8
				Prepayment rate (7)	9.4	-	20.6		10.3
Net derivative assets and (liabilities):
Interest rate contracts	127		Discounted cash flow	Default rate	0.1	-	6.8		2.1
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	2.8	-	12.5		9.6
Interest rate contracts: derivative loan commitments	(6)		Discounted cash flow	Fall-out factor	1.0	-	99.0		15.0
				Initial-value servicing	(23.0)	-	131.2	bps	56.8
Equity contracts	79		Discounted cash flow	Conversion factor	(10.6)	-	0.0%		(7.9)
				Weighted average life	1.0	-	3.0	yrs	2.0
	(346)		Option model	Correlation factor	(65.0)	-	98.5%		39.9
				Volatility factor	6.5	-	100.0		20.7
Credit contracts	(28)		Market comparable pricing	Comparability adjustment	(27.7)	-	21.3		0.02
	105		Option model	Credit spread	0.0	-	11.6		1.2
				Loss severity	12.0	-	60.0		50.4
Other assets: nonmarketable equity investments	21		Discounted cash flow	Discount rate	5.0	-	10.3		8.7
				Volatility Factor	0.3	-	2.4		1.1
	3,238		Market comparable pricing	Comparability adjustment	(22.1)	-	(5.5)		(16.4)

Insignificant Level 3 assets, net of liabilities	570	(8)
Total level 3 assets, net of liabilities	$21,755	(9)

(1)	Weighted averages are calculated using outstanding unpaid principal balance for cash instruments such as loans and securities, and notional amounts for derivative instruments.

(2)	Includes $847 million of collateralized debt obligations.

(3)	Securities backed by specified sources of current and future receivables generated from foreign originators.

(4)	A significant portion of the balance consists of investments in asset-backed securities that are revolving in nature, for which the timing of advances and repayments of principal are uncertain.

(5)	Consists of reverse mortgage loans.

(6)	The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $79 - $293.

(7)	Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

(8)
Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes corporate debt securities, mortgage-backed securities, other trading assets, other liabilities and certain net derivative assets and liabilities, such as commodity contracts, foreign exchange contracts, and other derivative contracts.

(9)	Consists of total Level 3 assets of $23.5 billion and total Level 3 liabilities of $1.7 billion, before netting of derivative balances.

Fair Value, Assets Recorded at Fair Value on a Nonrecurring Basis
Table 17.12 provides the fair value hierarchy and carrying amount of all assets that were still held as of December 31, 2017, and 2016, and for which a nonrecurring fair value adjustment was recorded during the years then ended.

Table 17.12: Fair Value on a Nonrecurring Basis

	December 31, 2017				December 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgages held for sale (LOCOM) (1)	$—	1,646	1,333	2,979	—	2,312	1,350	3,662
Loans held for sale	—	108	—	108	—	8	—	8
Loans:
Commercial	—	374	—	374	—	464	—	464
Consumer	—	502	10	512	—	822	7	829
Total loans (2)	—	876	10	886	—	1,286	7	1,293
Other assets - excluding nonmarketable equity investments at NAV (3)	—	177	297	474	—	233	412	645
Total included in the fair value hierarchy	$—	2,807	1,640	4,447	—	3,839	1,769	5,608
Other assets - nonmarketable equity investments at NAV (4)				6				13
Total assets at fair value on a nonrecurring basis				$4,453				5,621

(1)	Consists of commercial mortgages and residential real estate 1-4 family first mortgage loans.

(2)	Represents the carrying value of loans for which nonrecurring adjustments are based on the appraised value of the collateral.

(3)	Includes the fair value of foreclosed real estate, other collateral owned, operating lease assets and nonmarketable equity investments.

(4)
Consists of certain nonmarketable equity investments that are measured at fair value on a nonrecurring basis using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

Changes in Fair Value of Assets Recorded at Fair Value on Nonrecurring Basis
Table 17.13 presents the increase (decrease) in value of certain assets held at the end of the respective reporting periods presented for which a nonrecurring fair value adjustment was recognized during the periods presented.

Table 17.13: Change in Value of Assets with Nonrecurring Fair Value Adjustment

	Year ended December 31,
(in millions)	2017	2016
Mortgages held for sale (LOCOM)	$10	1
Loans held for sale	(2)	—
Loans:
Commercial	(335)	(913)
Consumer	(424)	(717)
Total loans (1)	(759)	(1,630)
Other assets (2)	(299)	(438)
Total	$(1,050)	(2,067)

(1)	Represents write-downs of loans based on the appraised value of the collateral.

(2)
Includes the losses on foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets. Also includes impairment losses on nonmarketable equity investments.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Quantative Information about Valuation Techniques and Unobservable Inputs
Table 17.14 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of substantially all of our Level 3 assets that are measured at fair value on a nonrecurring basis using an internal model. The table is limited to financial instruments that had nonrecurring fair value adjustments during the periods presented.
We have excluded from the table valuation techniques and significant unobservable inputs for certain classes of Level 3 assets measured using an internal model that we consider, both individually and in the aggregate, insignificant relative to our overall Level 3 nonrecurring measurements. We made this determination based upon an evaluation of each class that considered the magnitude of the positions, nature of the unobservable inputs and potential for significant changes in fair value due to changes in those inputs.

Table 17.14: Valuation Techniques – Nonrecurring Basis

($ in millions)	Fair Value Level 3		Valuation Technique(s) (1)	Significant Unobservable Inputs (1)		Range of inputs			Weighted Average (2)
December 31, 2017
Residential mortgages held for sale (LOCOM)	$1,333	(3)	Discounted cash flow	Default rate	(4)	0.1	–	4.1%	1.7%
				Discount rate		1.5	–	8.5	3.8
				Loss severity		0.7	–	52.9	2.2
				Prepayment rate	(5)	5.4	–	100.0	50.6
Other assets: nonmarketable equity investments	122		Discounted cash flow	Discount rate		5.0	–	10.5	10.2
Insignificant level 3 assets	185
Total	$1,640
December 31, 2016
Residential mortgages held for sale (LOCOM)	$1,350	(3)	Discounted cash flow	Default rate	(4)	0.2	–	4.3%	1.9%
				Discount rate		1.5	–	8.5	3.8
				Loss severity		0.7	–	50.1	2.4
				Prepayment rate	(5)	3.0	–	100.0	50.7
Other assets: nonmarketable equity investments	220		Discounted cash flow	Discount rate		4.7	–	9.3	7.3
Insignificant level 3 assets	199
Total	$1,769

(1)	Refer to the narrative following Table 17.11 for a definition of the valuation technique(s) and significant unobservable inputs.

(2)	For residential MHFS, weighted averages are calculated using the outstanding unpaid principal balance of the loans.

(3)
Consists of approximately $1.3 billion of government insured/guaranteed loans purchased from GNMA-guaranteed mortgage securitizations at both December 31, 2017 and 2016, and $26 million and $33 million of other mortgage loans that are not government insured/guaranteed at December 31, 2017 and 2016, respectively.

(4)	Applies only to non-government insured/guaranteed loans.

(5)	Includes the impact on prepayment rate of expected defaults for government insured/guaranteed loans, which impact the frequency and timing of early resolution of loans.

Fair Value Option, Carrying Amount
Table 17.15 reflects differences between the fair value carrying amount of the assets for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity.

Table 17.15: Fair Value Option

	December 31, 2017			December 31, 2016
(in millions)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Trading assets - loans:
Total loans	$1,023	1,069	(46)	1,332	1,418	(86)
Nonaccrual loans	34	50	(16)	100	115	(15)
Mortgages held for sale:
Total loans	16,116	15,827	289	22,042	21,961	81
Nonaccrual loans	127	165	(38)	136	182	(46)
Loans 90 days or more past due and still accruing	16	21	(5)	12	16	(4)
Loans held for sale:
Total loans	—	6	(6)	—	6	(6)
Nonaccrual loans	—	6	(6)	—	6	(6)
Loans:
Total loans	376	404	(28)	758	775	(17)
Nonaccrual loans	253	281	(28)	297	318	(21)
Other assets (1)	4,867	N/A	N/A	3,275	N/A	N/A

(1)	Consists of nonmarketable equity investments carried at fair value. See Note 7 (Premises, Equipment, Lease Commitments and Other Assets) for more information.

Fair Value Option, Gains and Losses
The changes in fair value related to initial measurement and subsequent changes in fair value included in earnings for these assets measured at fair value are shown in Table 17.16 by income statement line item.
Table 17.16: Fair Value Option – Changes in Fair Value Included in Earnings

						Year ended December 31,
	2017			2016			2015
(in millions)	Mortgage banking noninterest income	Net gains (losses) from trading activities	Other noninterest income	Mortgage banking noninterest income	Net gains (losses) from trading activities	Other noninterest income	Mortgage banking noninterest income	Net gains (losses) from trading activities	Other noninterest income
Trading assets - loans	$—	45	2	—	55	3	—	4	4
Mortgages held for sale	1,229	—	—	1,456	—	—	1,808	—	—
Loans	—	—	—	—	—	(60)	—	—	(122)
Other assets	—	—	1,592	—	—	(12)	—	—	457
Other interests held (1)	—	(9)	—	—	(5)	—	—	(6)	—

(1)	Includes retained interests in securitizations.

Fair Value Option, Instrument Specific Credit Risk
Table 17.17 shows the estimated gains and losses from earnings attributable to instrument-specific credit risk related to assets accounted for under the fair value option.

Table 17.17: Fair Value Option – Gains/Losses Attributable to Instrument-Specific Credit Risk

	Year ended December 31,
(in millions)	2017	2016	2015
Gains (losses) attributable to instrument-specific credit risk:
Trading assets - loans	$45	55	4
Mortgages held for sale	(12)	3	29
Total	$33	58	33

Fair Value, Estimates for Financial Instruments Excluding those Recorded at Fair Value on a Recurring Basis
Table 17.18 is a summary of fair value estimates for financial instruments, excluding financial instruments recorded at fair value on a recurring basis, as they are included within Table 17.2 in this Note. The carrying amounts in the following table are recorded on the balance sheet under the indicated captions, except for nonmarketable equity investments, which are included in other assets.
We have not included assets and liabilities that are not financial instruments in our disclosure, such as the value of the long-term relationships with our deposit, credit card and trust customers, amortized MSRs, premises and equipment, goodwill and other intangibles, deferred taxes and other liabilities. The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying value of the Company.

Table 17.18: Fair Value Estimates for Financial Instruments

		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2017
Financial assets
Cash and due from banks (1)	$23,367	23,367	—	—	23,367
Federal funds sold, securities purchased under resale agreements and other short-term investments (1)	272,605	193,457	79,079	69	272,605
Held-to-maturity securities	139,335	44,806	93,694	485	138,985
Mortgages held for sale (2)	3,954	—	2,625	1,333	3,958
Loans held for sale	108	—	108	—	108
Loans, net (3)	926,273	—	51,713	886,622	938,335
Nonmarketable equity investments (cost method)
Excluding investments at NAV	7,136	—	23	7,605	7,628
Total financial assets included in the fair value hierarchy	1,372,778	261,630	227,242	896,114	1,384,986
Investments at NAV (4)	27				30
Total financial assets	$1,372,805				1,385,016
Financial liabilities
Deposits	$1,335,991	—	1,315,648	19,768	1,335,416
Short-term borrowings (1)	103,256	—	103,256	—	103,256
Long-term debt (5)	224,981	—	227,109	3,159	230,268
Total financial liabilities	$1,664,228	—	1,646,013	22,927	1,668,940
December 31, 2016
Financial assets
Cash and due from banks (1)	$20,729	20,729	—	—	20,729
Federal funds sold, securities purchased under resale agreements and other short-term investments (1) (6)	266,038	207,003	58,953	82	266,038
Held to maturity securities	99,583	45,079	51,706	2,370	99,155
Mortgages held for sale (2)	4,267	—	2,927	1,350	4,277
Loans held for sale	80	—	81	—	81
Loans, net (3)	936,358	—	60,245	887,589	947,834
Nonmarketable equity investments (cost method)
Excluding investments at NAV	8,362	—	18	8,924	8,942
Total financial assets included in the fair value hierarchy	1,335,417	272,811	173,930	900,315	1,347,056
Investments at NAV (4)	35				48
Total financial assets	$1,335,452				1,347,104
Financial liabilities
Deposits	$1,306,079	—	1,282,158	23,995	1,306,153
Short-term borrowings (1)	96,781	—	96,781	—	96,781
Long-term debt (5)	255,070	—	245,704	10,075	255,779
Total financial liabilities	$1,657,930	—	1,624,643	34,070	1,658,713

(1)	Amounts consist of financial instruments for which carrying value approximates fair value.

(2)	Excludes MHFS for which we elected the fair value option.

(3)	Excludes loans for which the fair value option was elected and also excludes lease financing with a carrying amount of $19.4 billion and $19.3 billion at December 31, 2017 and 2016, respectively.

(4)
Consists of certain nonmarketable equity investments for which estimated fair values are determined using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

(5)	Excludes capital lease obligations under capital leases of $39 million and $7 million at December 31, 2017 and 2016, respectively.

(6)	The fair value classification level of certain interest-earning deposits have been reclassified to conform with the current period end classification.